Merger Transaction (Tables)	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Summary of Table Reconciles the Elements of the Merge	The following table reconciles the elements of the Merger:

Merger transaction under IFRS 2

Total fair value of consideration:
30.3 million common shares at US $11.25 per common share (US $340.9 million)	$421.3

Net assets acquired:
Cash (US $211.4 million)	$261.2
Intercompany loan settled the subsequent day of transaction close (US $16.2 million)	20.0
Less: warrant liability (US $74.5 million)	(92.0)
Less: Legato liabilities assumed (US $2.8 million)	(3.5)

Total listing expense (US $190.7 million)	$235.6

Summary of Common Shares Outstanding
The following table shows the number of common shares outstanding immediately following the consummation of the Merger:

Number of Common Shares
Common shares outstanding prior to Merger (post stock-split)	71,767,775
Common shares issued to Legato shareholders	30,306,320
Common shares issued to PIPE investors	10,000,000
Total	112,074,095